Description Of Business And Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Description Of Business And Basis Of Presentation
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Enjoy Technology Inc. (“Enjoy” or the “Company”) was incorporated in the state of Delaware in May 2014, and is headquartered in Palo Alto, California. Enjoy operates mobile stores providing in home delivery, set up and a full shopping experience for premium companies in the United States of America, United Kingdom, and Canada. References herein to Enjoy or the Company mean Enjoy Technology Inc., and its consolidated subsidiaries.
Reorganization
– In January 2021, Enjoy Technology, Inc. filed documents with the Delaware Secretary of State to effect a holding company reorganization (the “Reorganization”), which resulted in a newly formed Delaware corporation, Enjoy Technology Holding Company (“Enjoy Holdings”), owning all the capital stock of Enjoy Technology, Inc. Enjoy Holdings was initially a direct, wholly owned subsidiary of Enjoy Technology, Inc. Pursuant to the Reorganization, the newly formed entity (“Merger Sub”), a direct, wholly owned subsidiary of Enjoy Holdings and an indirect, wholly owned subsidiary of Enjoy Technology, Inc., merged with and into Enjoy Technology, Inc., with Enjoy Technology, Inc., surviving as a direct, wholly owned subsidiary of Enjoy Holdings. Each share of each class of Enjoy Technology, Inc., stock issued and outstanding immediately prior to the Reorganization was automatically converted into an equivalent corresponding share of Enjoy Holdings stock, having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of Enjoy Technology, Inc., stock being converted. Accordingly, upon consummation of the Reorganization, Enjoy Technology, Inc.’s current stockholders became stockholders of Enjoy Holdings. The stockholders of Enjoy Technology, Inc., did not recognize any gain or loss for U.S. federal income tax purposes upon the conversion of their shares in the Enjoy Holdings. Finally, Enjoy Technology Inc. changed its name to Enjoy Technology LLC while Enjoy Holdings changed its name to Enjoy Technology Inc.
Marquee Raine Acquisition Corp. Merger
– On April 28, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Marquee Raine Acquisition Corp. (“MRAC”, prior to the closing of the merger and the “New Enjoy”, following the closing of the merger), a publicly traded Special Purpose Acquisition Company. On October 15, 2021 (the “Closing Date”), the Company and MRAC consummated the merger transaction contemplated by the Merger Agreement (the “Merger”), following approval at a special meeting of the stockholders of MRAC held on October 13, 2021.
See Note 18, “Subsequent Events” for further details of the Merger.
Basis of Presentation
– The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements include the accounts of Enjoy Technology Inc. and its wholly owned subsidiaries. As permitted for interim reporting, certain footnotes or other financial information that are normally required by U.S. GAAP may be condensed or omitted, unless otherwise required by U.S. GAAP or SEC rules and regulations. These condensed consolidated financial statements were prepared on the same basis as and should be read in conjunction with the Company’s annual consolidated financial statements included the registration statement on
Form S-4/A filed
by MRAC on September 14, 2021. In the opinion of management, all adjustments, of a normal recurring nature, considered necessary for a fair statement have been included in these condensed consolidated financial statements. All intercompany balances and transactions have been eliminated in consolidation. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending
December 31, 2021 or for any other interim period or future year. The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited annual consolidated financial statements but does not include all information required by U.S. GAAP for annual consolidated financial statements.
Reclassifications
–
The Company reclassified certain costs within each of its operating expense line items in the condensed consolidated statements of operations and comprehensive loss. Prior period amounts have been reclassified to conform to this presentation. These changes have no impact on the Company’s previously reported consolidated net loss and comprehensive loss, cash flows, or basic and diluted net loss per share amounts for the periods presented.
Going Concern
– The condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to reflect the possible future effects of the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the outcome of this uncertainty.
Since inception, the Company has incurred losses and cash outflows from operations. During the nine months ended September 30, 2021, the Company incurred net losses of
 $149.8

million and cash outflows from operations of $114.1

million. As of
September
 30, 2021, the Company had an accumulated deficit of approximately $571.7 million. The Company has historically financed its operations through the issuance and sale of redeemable convertible preferred stock and through issuance of debt. Management expects that operating losses and negative cash flows from operating activities will continue in the foreseeable future as the Company continues to invest in the expansion of its operations.
The Company’s ultimate success is dependent on its ability to obtain additional financing and generate sufficient cash flow to meet its obligations on a timely basis. The Company’s business will require significant amounts of capital to sustain operations and the Company will need to make the investments it needs to execute its long-term business plans. The Company will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than expected. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.
M
anagement believes there is substantial doubt about the Company’s ability to continue as a going concern as the Company’s present cash flows from operations and the net proceeds received from the Merger (see Note 18) will not enable it to meet its obligations for the twelve months from the date these condensed consolidated financial statements are available to be issued. Management is actively seeking new sources of financing at favorable terms and conditions that will enable the Company to meet its obligations for the twelve months from the date these condensed consolidated financial statements are available to be issued. There is no assurance that management will be successful in raising additional funds.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Enjoy Technology, Inc. (“Enjoy” or the “Company”) was incorporated in the state of Delaware in May 2014, and is headquartered in Palo Alto, California. Enjoy operates mobile stores providing in home delivery, set up and a full shopping experience for premium companies in the United States of America, United Kingdom, and Canada. References herein to Enjoy or the Company mean Enjoy Technology, Inc., and its consolidated subsidiaries.
Basis of Presentation
– The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Enjoy Technology, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to current year presentation.
Going Concern
– The consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to reflect the possible future effects of the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the outcome of this uncertainty.
Since inception, the Company has incurred losses and cash outflows from operations. During the years ended December 31, 2020 and 2019 the Company incurred net losses of $157.8 million and $89.7 million, respectively and cash outflows from operations of $95.3 million and $90.3 million, respectively. As of December 31, 2020, and 2019, the Company had accumulated deficits of approximately $421.9 million and $264.3 million, respectively. The Company has historically financed its operations through the issuance and sale of redeemable convertible preferred stock and through issuance of debt. Management expects that operating losses and negative cash flows from operating activities will continue in the foreseeable future as the Company continues to invest in the expansion of its operations.
The Company’s ultimate success is dependent on its ability to obtain additional financing and generate sufficient cash flow to meet its obligations on a timely basis. The Company’s business will require significant amounts of capital to sustain operations and the Company will need to make the investments it needs to execute its long-term business plans. The Company will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than expected. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.
Management believes there is substantial doubt about the Company’s ability to continue as a going concern as the Company’s present cash flows from operations will not enable it to meet its obligations for the twelve months from the date these consolidated financial statements are available to be issued. Management is actively seeking new sources of financing at favorable terms and conditions that will enable the Company to meet its obligations for the twelve months from the date these consolidated financial statements are available to be issued. There is no assurance that management will be successful in raising additional funds.